Note 14 - Deferred Revenue (Tables)	12 Months Ended
Oct. 31, 2013
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
As of October 31	2013	2012
Payment in advance of services rendered	$1,720	$1,269
Deferred credit related to government loan(a)	842	1,958
Deposits for reimbursable costs	-	231
	2,562	3,458
Less: current portion	(1,720)	(1,500)
Long-term portion of deferred revenue	$842	$1,958